Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Taxes	Royalties	Total Payments
Total	$ (5,000)	$ 85,994	$ 80,994
Utah Project [Member]
Total		35,025	35,025
Wyoming Project [Member]
Total		46,694	46,694
Texas Project [Member]
Total		3,011	3,011
New Mexico Project [Member]
Total		271	271
Oklahoma Project [Member]
Total		309	309
Montana Project [Member]
Total		$ 684	$ 684